Impairment of Long-Lived Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Impairment of Long-Lived Assets
Impairment	$ 29,421 [1]

[1]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.